Fair Value Measurements - Summary of Fair Value of the Plan's Investments (Detail) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 4,725,734,907	$ 4,057,592,965
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	1,011,261,493	928,552,715
Total assets in fair value hierarchy	1,011,261,493	928,552,715
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in fair value hierarchy	1,011,261,493	928,552,715
Fair Value Measured at Net Asset Value Per Share [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	3,714,473,414	3,129,040,250
CRH plc common stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	119,371,587	90,289,788
CRH plc common stock [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	119,371,587	90,289,788
Mutual funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	831,210,690	788,768,244
Mutual funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	831,210,690	788,768,244
Self-directed brokerage accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	60,679,216	49,494,683
Self-directed brokerage accounts [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 60,679,216	$ 49,494,683